Debt - Schedule of Maturities of Non Current Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 10,190
2023	60,190
2024	10,190
2025	10,190
2026	10,190
2027 and thereafter	2,693,158
Total	$ 2,794,108	$ 3,331,909